Other (expense) income (Tables)	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of other income

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2018	2017	2018	2017
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans (1)		(30)	1	(107)	25
Equity (losses) income from investments in associates and joint ventures
Losses on investments (2)		(20)	—	(20)	(2)
Operations		(20)	12	(3)	31
Early debt redemption costs	9	(18)	(4)	(18)	(4)
Impairment of assets		—	—	(4)	—
Losses on retirements and disposals of property, plant and equipment and intangible assets		(2)	(9)	(1)	(26)
Losses on investments		—	—	—	(12)
Other (1)		2	(1)	4	4
Total other (expense) income		(88)	(1)	(149)	16

(1) We have reclassified amounts from the previous period to make them consistent with the presentation for the current period.
(2) The$20 million loss in 2018 represents BCE's share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.